UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2009
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.








ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
March 31, 2009
(UNAUDITED)



Number                                                                         Percent
-------------------                                                            --------
Of                                                                Market        of Net
Shares                                Security                     Value        Assets
>

                       COMMON STOCKS AND
                       EXCHANGE TRADED FUNDS

Industrials
4,000                  CSX Corp                                 $   103,400
7,000                  General Electric Co                           70,770
3,000                  Honeywell Intl Inc                            83,580
3,000                  Stericycle Inc (1)                           143,190
3,000                  United Technologies Corp                     128,940
                                                                    529,880        3.8%

Technology
4,000                  Accenture Ltd Bermuda CI A                   109,960
2,000                  Apple Inc (1)                                210,240
4,000                  CA Inc                                        70,440
7,000                  Cisco Systems Inc (1)                        117,390
4,000                  EMC Corp (1)                                  45,600
4,000                  Hewlett Packard Co                           128,240
2,800                  International Business Machines              271,292
10,000                 Microsoft Corp                               183,700
5,000                  Oracle Corp                                   90,350
8,000                  PowerShares QQQ (2)                          242,560
1,000                  Research in Motion Ltd (1)                    43,110
5,000                  Sybase Inc (1)                               151,450
                                                                  1,664,332       12.0%
                                                                -----------

Telecommunications
7,500                  AT&T Inc                                     189,000
5,000                  Verizon Communications Inc                   151,000
                                                                    340,000        2.5%
                                                                -----------

Healthcare
2,000                  Abbott Labs                                   95,400
2,000                  Amgen Inc (1)                                 99,040
2,000                  Baxter International Inc                     102,440
5,000                  Bristol Myers Squibb Co                      109,600
2,000                  Catalyst Health Solutions Inc (1)             39,640
2,000                  Celgene Corp (1)                              88,800
1,000                  Express Scripts Inc (1)                       46,170
4,000                  Gilead Sciences Inc (1)                      185,280
1,000                  Haemonetics Corp (1)                          55,080
4,000                  Johnson & Johnson                            210,400
2,000                  Medco Health Solutions (1)                    82,680
4,000                  Myriad Genetics Inc (1)                      181,880
2,000                  Resmed Inc (1)                                70,680
                                                                  1,367,090        9.9%

Consumer Staple
1,200                  Church & Dwight Inc                           62,676
4,000                  Coca Cola Co                                 175,800
2,000                  General Mills Inc                             99,760
2,000                  Kraft Foods Inc                               44,580
2,000                  Pepsico Inc                                  102,960
5,000                  Philip Morris Intl Inc                       177,900
3,000                  Procter & Gamble Co                          141,270
7,000                  Wal Mart Stores Inc                          364,700
                                                                  1,169,646        8.5%
                                                                -----------

Consumer
Discretionary
3,000                  Directv Group Inc (1)                         68,370
4,000                  Disney Walt Co                                72,640
6,000                  Home Depot Inc                               141,360
4,000                  Lowe's Companies Inc                          73,000
5,000                  McDonalds Corp                               272,850
5,000                  Nike Inc Cl B                                234,450
3,000                  Panera Bread Co (1)                          167,700
                                                                  1,030,370        7.5%

Financial
Services
16,000                 Annaly Mtg Mgmt Inc                          221,920
36,000                 Anworth Mortgage Asset Corp                  220,680
4,000                  Aon Corp                                     163,280
22,000                 Capstead Mtg Corp                            236,280
5,000                  JP Morgan Chase & Co Inc                     132,900
2,000                  Northern Trust Corp                          119,640
3,000                  Royal Bank of Canada                          86,760
10,000                 SPDR Financial Index (2)                      88,100
4,000                  Schwab Charles Corp                           62,000
4,000                  Travelers Companies Inc                      162,560
9,556                  Wells Fargo & Co                             136,077
                                                                  1,630,197       11.8%
                                                                -----------
Materials
2,000                  FMC Corp                                      86,280
1,000                  Flowserve Corp                                56,120
1,000                  Monsanto Co                                   83,100
1,000                  Potash Corp Sask Inc                          80,810
                                                                    306,310        2.2%

Energy
5,000                  Chevron Corp                                 336,200
3,000                  Conoco Phillips                              117,480
6,000                  Exxon Mobil Corp                             408,600
4,000                  Occidental Pete Corp                         222,600
1,000                  Oil Service Holders Trust (2)                 74,210
10,000                 SPDR Energy (2)                              424,600
2,000                  Southwestern Energy Co (1)                    59,380
                                                                  1,643,070       11.9%

Utilities
4,500                  SPDR Utilities (2)                           114,975        0.8%

Diversified Indexed
Trusts
2,000                  Barclays iPath Grains (1) (2)                 78,100
10,000                 Morgan Stanley China A (2)                   296,300
4,000                  SPDR S&P 500 Trust (2)                       318,080
5,000                  iShares Inc MSCI Australia (2)                66,950
6,000                  iShares Inc MSCI Brazil (2)                  226,200
4,000                  iShares Inc MSCI Canada (2)                   65,840
3,000                  iShares Tr FTSE/Xinhua China (2)              85,590
10,500                 iShares Tr Russell 1000 Growth (2)           368,340
10,000                 iShares Tr Russell 2000 (2)                  420,500
5,000                  iShares Tr Russell Mid-Cap Grwth (2)         150,500
8,000                  iShares Tr S&P 100 (2)                       301,840
                                                                  2,378,240       17.2%



                       TOTAL COMMON STOCKS AND
                       EXCHANGE TRADED FUNDS                     12,174,110       88.1%
                       (Cost $12,718,513)

                       WARRANTS

50,000                 Prescient Medical Inc Warrants
                       2/14/13 (4) (5)                                 0.00        0.0%
                       (Cost $0.00)

                       CONVERTIBLE BONDS

200                    Prescient Medical Inc Convert Note
                       10.000% Due 08-14-09 (1) (4) (5)             200,000
                       ACP HyperActive Trust
125                    8.000% Due 04-22-10 (1) (4) (5)              124,956


                       TOTAL CONVERTIBLE BONDS
                       (Cost $325,000)                              324,956        2.4%
                                                                -----------

                       INVESTMENT COMPANIES

70,524                 First American Treasury Oblig Fund            70,524
1,175,000              Vanguard Money Market Reserves             1,175,000

                       TOTAL INVESTMENT COMPANIES
                       (Cost $1,245,524)                          1,245,524        9.0%
                                                                -----------


                       TOTAL INVESTMENTS                         13,744,590       99.5%
                       (Cost $14,289,037) (3)

                       OTHER ASSETS AND LIABILITIES                  66,727        0.5%

                       NET ASSETS                               $13,811,317      100.0%


                       (1) Non-income producing security
                       (2) Exchange Traded Funds, or
                       baskets of stocks giving exposure to
                       certain industry, style & country
                       segments.
                       (3) Represents cost for federal
                       income tax and book purposes and
                       differs from market value by net
                       unrealized appreciation. (See Note A)
                       (4) Security valued according to "good
                       faith pricing" guidelines.
                       (5) Security has been deemed illiquid.






NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2009
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended March 31, 2009, aggregated $3,711,766 and $4,687,500, respectively.
At March 31, 2009, gross unrealized appreciation on investments was $1,231,606 and gross unrealized depreciation on investments was $1,776,053 for a net unrealized depreciation of $544,447 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used to value the fund's net assets as of March 31, 2009.




Valuation Inputs                                                  Investments in Securities ($000)
Level 1 - Quoted Prices                                           $                         13,420
Level 2 - Other Significant Observable Inputs                                                    0
Level 3 - Significant Unobservable Inputs                                                      325
   Total                                                          $                         13,745
                                                                  ---------------------------------


                                                                  Measurements
                                                                  Using Unobservable Inputs
in 000s                                                           (Level 3)

                                                                  Securities


Beginning Balance 12-31-2008                                      $                            325

Total gains or losses (realized/unrealized) included in
earnings                                                                                         0

Purchases, sales, issuances, and settlements (net)                                               0

Transfers in and/or out of Level 3                                                               0

Ending Balance 3-31-2009                                          $                            325


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                  $                              0
                                                                  =================================


Gains and losses (realized and unrealized) included in
 earnings (or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
assets) for the period                                            $                              0

Change in unrealized gains or losses relating to assets still
held at reporting date                                            $                              0


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 19, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
May 22, 2009               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 22, 2009               /s/________________________________________________
------------
Date                       James M. Johnson, President

By:
May 22, 2009               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer